5. CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		35 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Stated interest rate		8.00%		8.00%
Maturity date			Oct. 03, 2013
Gain from change in fair value of debt derivative	$ 1,191,857	$ 35,237	$ 81,717	$ 63,145	$ 174,719	$ 89,241	$ 345,677
Amortization of debt discounts			292,084	87,912	255,543	52,222	599,849
Asher Note
Debt issuance date			Jan. 25, 2013
Stated interest rate	8.00%		8.00%				8.00%
Face amount	32,500		32,500				32,500
Proceeds from note			30,000
Maturity date			Oct. 29, 2013
Asher Note 2
Debt issuance date			Apr. 01, 2013
Stated interest rate	8.00%		8.00%				8.00%
Face amount	32,500		32,500				32,500
Proceeds from note			30,000
Maturity date			Dec. 27, 2013
Asher Note 3
Debt issuance date			Jan. 25, 2013
Stated interest rate	8.00%		8.00%				8.00%
Face amount	78,500		78,500				78,500
Proceeds from note			75,000
Maturity date			Dec. 27, 2013
JMJ Note
Debt issuance date			Jan. 31, 2013
Face amount	25,000		25,000				25,000
Proceeds from note			22,500
Maturity date			Jan. 14, 2014
JMJ 2 Note
Debt issuance date			Mar. 27, 2013
Face amount	25,000		25,000				25,000
Proceeds from note			22,500
Maturity date			Mar. 27, 2014
JMJ 3 Note
Debt issuance date			Apr. 24, 2013
Face amount	16,500		16,500				16,500
Proceeds from note			15,000
Maturity date			Apr. 24, 2014
Typenex
Debt issuance date			May 13, 2013
Face amount	115,000		115,000				115,000
Proceeds from note			105,000
Fair value of warrants issued for convertible note	43,568		43,568				43,568
Expected life (years)			5 years
Expected volatility			200.60%
Risk-free interest rate			0.40%
Dividend yield			0.00%
Phoenix Worldwide
Debt issuance date			Jun. 20, 2013
Face amount	32,500		32,500				32,500
Proceeds from note			25,000
Maturity date			Dec. 19, 2013
Original issue discount	7,500		7,500				7,500
PPM
Stated interest rate	8.00%		8.00%				8.00%
Face amount	239,000		239,000				239,000
Proceeds from note			239,000
Maturity date			Dec. 31, 2014
Dividend yield			0.00%
Convertible Promissory Notes [Member]
Fair value embedded derivative	709,338		709,338				709,338
Gain from change in fair value of debt derivative	931,813		118,287
Amortization of debt discounts	227,099	30,134	135,311	87,912
Accrued interest expense	$ 37,103		$ 37,103				$ 37,103
Shares issued in settlement of convertible note payable and related interest, shares			16,512,626